Note 9 - Intangible Assets	15 Months Ended
Sep. 30, 2012
Intangible Assets Disclosure [Text Block]
Note 9 - Intangible Assets

The Business Plan was acquired through the acquisition of Coronus Energy Corp. on November 2, 2009. The capital cost was amortized over 3 years.

Intangible assets at September 30, 2012 and March 31, 2012 were summarized as follows:

		Accumulated		Net book
September 30, 2012	Cost	amortization	Write-off	value

Business plan	21,500	20,902	-	598

		Accumulated		Net book
March 31, 2012	Cost	amortization	Write-off	value

Business plan	21,500	17,320	-	4,180